Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 107,469	$ 118,900
Short term investments - available for sale	84,727	97,100
Accounts receivable, net	358,008	370,956
Unbilled revenue	173,614	146,163
Other receivables	21,477	17,491
Deferred tax asset	30,343	24,716
Prepayments and other current assets	37,535	28,465
Income taxes receivable	19,174	15,716
Total current assets	832,347	819,507
Other Assets:
Property, plant and equipment, net	147,310	148,185
Goodwill	578,036	463,324
Non-current other assets	12,242	11,583
Non-current income taxes receivable	17,003	15,060
Non-current deferred tax asset	7,408	21,472
Intangible assets	41,908	49,719
Total Assets	1,636,254	1,528,850
Current Liabilities:
Accounts payable	6,304	2,793
Payments on account	268,495	280,097
Other liabilities	224,040	251,091
Bank credit lines and loan facilities	60,000
Deferred tax liability	193	229
Income taxes payable	12,830	4,149
Total current liabilities	571,862	538,359
Other Liabilities:
Non-current other liabilities	15,748	13,179
Non-current government grants	1,011	1,116
Non-current income taxes payable	12,592	12,389
Non-current deferred tax liability	12,829	13,601
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 59,869,421 shares issued and outstanding at June 30, 2015 and 60,106,780 shares issued and outstanding at December 31, 2014	5,008	5,037
Additional paid-in capital	355,700	327,234
Capital redemption reserve	363	305
Accumulated other comprehensive income	(50,317)	(37,555)
Retained earnings	711,458	655,185
Total Shareholders' Equity	1,022,212	950,206
Total Liabilities and Shareholders' Equity	$ 1,636,254	$ 1,528,850